Share Capital and Dividends - Summary of Transaction Activity Related to Subordinate Voting Shares and Multiple Voting Shares (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 shares
Disclosure of classes of share capital [line items]
Balance (in shares)		55,665,476	25,951,311	24,601,490
Exercise of stock options (in shares)		53,987
Balance (in shares)	55,665,476	58,073,517	55,665,476	25,951,311
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)	48,404,753	48,496,492
Share-based compensation on shares vested during the period, issued on business acquisitions (in shares)	0
Exercise of stock options (in shares)	91,739
Balance (in shares)	48,496,492		48,496,492
Beginning balance | $	$ 182,776	$ 183,346
Share-based compensation on shares vested during the period, issued on business acquisitions | $	268
Exercise of stock options | $	302
Ending balance | $	$ 183,346		$ 183,346
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)	7,168,984	7,168,984
Share-based compensation on shares vested during the period, issued on business acquisitions (in shares)	0
Exercise of stock options (in shares)	0
Balance (in shares)	7,168,984		7,168,984
Beginning balance | $	$ 3,515	$ 3,515
Share-based compensation on shares vested during the period, issued on business acquisitions | $	0
Exercise of stock options | $	0
Ending balance | $	$ 3,515		$ 3,515